Segmented Information - Schedule of Information About the Assets and Liabilities (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Cultivation Segment [Member]
Schedule of Information About the Assets and Liabilities [Line Items]
Reportable segment assets	$ 20,085		$ 17,785
Reportable segment liabilities	161,977		133,163
Revenues from external customers
Intersegment revenues
Other income (expense)		(1,719,375)
Finance income
Finance expense
Depreciation & amortization
Discontinued operations		(461,405)
Reportable segment income (loss)	(10,737)	(683,722)
Distribution Segment [Member]
Schedule of Information About the Assets and Liabilities [Line Items]
Reportable segment assets			1,052,080
Reportable segment liabilities			1,026,211
Revenues from external customers
Intersegment revenues
Other income (expense)	5,781
Finance income
Finance expense
Depreciation & amortization	926
Discontinued operations	10,911,606	55,823
Reportable segment income (loss)		55,823
Corporate Segment [Member]
Schedule of Information About the Assets and Liabilities [Line Items]
Reportable segment assets	6,194,944		6,844,218
Reportable segment liabilities	2,751,851		2,478,171
Revenues from external customers
Intersegment revenues
Other income (expense)	60,315	1,664,027
Finance income	38,116
Finance expense	(17,749)	(62,192)
Depreciation & amortization	83,862	102,051
Discontinued operations	(10,322,314)
Reportable segment income (loss)	(804,264)	(2,054,991)
Reportable Segments [Member]
Schedule of Information About the Assets and Liabilities [Line Items]
Reportable segment assets	6,215,029		7,914,083
Reportable segment liabilities	2,913,828		$ 3,637,545
Revenues from external customers
Intersegment revenues
Other income (expense)	66,096	(55,348)
Finance income	38,116
Finance expense	(17,749)	(62,192)
Depreciation & amortization	84,788	102,051
Discontinued operations	589,292	(405,582)
Reportable segment income (loss)	$ (815,001)	$ (2,682,890)